Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value
Aerospace & Defense — 1.5%
Airbus SE(1)	56,122	$3,618,850
General Dynamics Corp.	6,866	908,440
L3Harris Technologies, Inc.	7,755	1,396,831
Northrop Grumman Corp.(1)	12,228	3,699,581
Raytheon Co.(1)	20,521	2,691,329
Rolls-Royce Holdings PLC	74,914	316,620
Textron, Inc.	30,061	801,727

		$13,433,378

Air Freight & Logistics — 0.5%
Deutsche Post AG(1)	123,359	$3,307,080
Expeditors International of Washington, Inc.	16,714	1,115,158

		$4,422,238

Auto Components — 0.5%
Aisin Seiki Co., Ltd.	10,200	$249,810
Cie Generale des Etablissements Michelin SCA(1)	15,277	1,338,032
Denso Corp.	55,400	1,770,276
Toyota Industries Corp.	6,400	305,150
Yokohama Rubber Co., Ltd. (The)	75,500	935,981

		$4,599,249

Automobiles — 0.6%
Daimler AG(1)	13,299	$397,163
Honda Motor Co., Ltd.	24,800	554,935
Isuzu Motors, Ltd.	58,000	383,837
Mazda Motor Corp.	26,000	137,302
Mitsubishi Motors Corp.	70,000	197,229
Toyota Motor Corp.	12,900	777,417
Volkswagen AG, PFC Shares	24,779	2,854,455

		$5,302,338

Banks — 3.6%
Banco Santander SA	731,493	$1,740,090
Bank of America Corp.	50,000	1,061,500
BNP Paribas SA(1)	75,132	2,193,495
Credit Agricole SA(1)	243,088	1,720,064
Danske Bank A/S(1)	72,886	811,177
Fifth Third Bancorp	47,006	698,039
HSBC Holdings PLC(1)	551,173	3,094,158
Huntington Bancshares, Inc.(1)	217,053	1,782,005
ING Groep NV(1)	68,782	352,445
Intesa Sanpaolo SpA	2,079,278	3,364,395

Security	Shares	Value
JPMorgan Chase & Co.(1)	47,825	$4,305,685
KBC Group NV	22,722	1,031,014
KeyCorp	163,919	1,699,840
Lloyds Banking Group PLC	3,756,790	1,468,721
PNC Financial Services Group, Inc. (The)	6,406	613,182
Royal Bank of Scotland Group PLC	500,000	689,437
Shinsei Bank, Ltd.(2)	31,400	415,886
Societe Generale SA	147,934	2,423,475
Standard Chartered PLC	43,591	241,006
Truist Financial Corp.	25,182	776,613
Wells Fargo & Co.	48,698	1,397,633

		$31,879,860

Beverages — 1.5%
Coca-Cola Co. (The)(1)	24,571	$1,087,267
Constellation Brands, Inc., Class A(1)	29,994	4,299,940
Heineken Holding NV	24,773	1,930,522
Heineken NV	7,692	652,773
Kirin Holdings Co., Ltd.	59,000	1,165,264
PepsiCo, Inc.(1)	32,854	3,945,765
Takara Holdings, Inc.	20,500	153,111

		$13,234,642

Biotechnology — 2.5%
AbbVie, Inc.(1)	26,528	$2,021,168
Amgen, Inc.(1)	38,804	7,866,735
BioMarin Pharmaceutical, Inc.(2)	19,589	1,655,271
Gilead Sciences, Inc.(1)	138,508	10,354,858

		$21,898,032

Building Products — 0.6%
Daikin Industries, Ltd.	47,700	$5,758,058

		$5,758,058

Capital Markets — 1.3%
CME Group, Inc.	2,281	$394,408
London Stock Exchange Group PLC	14,000	1,252,381
Moody’s Corp.(1)	12,481	2,639,731
Morgan Stanley	35,092	1,193,128
S&P Global, Inc.(1)	13,142	3,220,447
Schroders PLC(1)	42,659	1,304,172
St. James’s Place PLC(1)	209,534	1,956,613

		$11,960,880

Chemicals — 3.4%
Air Liquide SA	38,480	$4,911,872
Air Products and Chemicals, Inc.(1)	29,132	5,815,038
Akzo Nobel NV	2,842	186,914
BASF SE(1)	57,072	2,667,655
Corteva, Inc.	4,706	110,591
Daicel Corp.(1)	51,000	371,028
Dow, Inc.	4,706	137,603
DuPont de Nemours, Inc.	4,706	160,475

Security	Shares	Value
Eastman Chemical Co.	20,943	$975,525
Johnson Matthey PLC(1)	77,449	1,706,516
Linde PLC(1)	47,250	8,194,941
Mitsubishi Gas Chemical Co., Inc.	18,200	196,393
Nitto Denko Corp.	34,900	1,550,223
Shin-Etsu Chemical Co., Ltd.	22,800	2,240,948
Sumitomo Chemical Co., Ltd.	35,700	105,474
Toray Industries, Inc.	56,000	242,398
Tosoh Corp.	86,500	977,545

		$30,551,139

Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	97,214	$464,293
SECOM Co., Ltd.	31,800	2,630,120
Waste Management, Inc.(1)	10,662	986,875

		$4,081,288

Communications Equipment — 1.3%
Cisco Systems, Inc.(1)	290,093	$11,403,556

		$11,403,556

Construction & Engineering — 0.2%
Ferrovial SA	82,504	$1,958,375

		$1,958,375

Construction Materials — 0.2%
CRH PLC	62,332	$1,685,641

		$1,685,641

Consumer Finance — 0.3%
American Express Co.(1)	31,280	$2,677,881
Navient Corp.	50,603	383,570

		$3,061,451

Containers & Packaging — 0.2%
Smurfit Kappa Group PLC	61,889	$1,748,126

		$1,748,126

Distributors — 0.1%
LKQ Corp.(2)	53,930	$1,106,104

		$1,106,104

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	16,654	$3,044,851
Groupe Bruxelles Lambert SA	4,239	333,529
M&G PLC(2)	286,752	398,874
ORIX Corp.	41,300	492,736

		$4,269,990

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	14,413	$420,139
BT Group PLC	196,925	286,440
Deutsche Telekom AG(1)	403,141	5,206,736

Security	Shares	Value
Orange SA	260,144	$3,149,682
United Internet AG	52,975	1,540,401
Verizon Communications, Inc.	5,212	280,041

		$10,883,439

Electric Utilities — 1.4%
Acciona SA	8,786	$929,297
Edison International	19,359	1,060,679
Enel SpA	226,448	1,562,002
Iberdrola SA(1)	877,463	8,582,470
NextEra Energy, Inc.	2,000	481,240

		$12,615,688

Electrical Equipment — 0.6%
ABB, Ltd.(1)	107,459	$1,867,749
Fujikura, Ltd.	69,000	197,885
Legrand SA(1)	47,726	3,044,054

		$5,109,688

Electronic Equipment, Instruments & Components — 1.2%
Alps Alpine Co., Ltd.	113,800	$1,096,535
Corning, Inc.	19,975	410,286
Halma PLC	82,563	1,939,080
Kyocera Corp.	33,800	1,994,563
Taiyo Yuden Co., Ltd.	89,800	2,344,856
TDK Corp.	40,200	3,090,944

		$10,876,264

Entertainment — 2.4%
Electronic Arts, Inc.(1)(2)	53,174	$5,326,440
Konami Holdings Corp.	2,800	85,883
Netflix, Inc.(1)(2)	21,000	7,885,500
Vivendi SA	131,584	2,782,130
Walt Disney Co. (The)(1)	53,917	5,208,382

		$21,288,335

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.(1)	17,793	$3,874,426
British Land Co. PLC (The)	30,062	125,364
Capital & Counties Properties PLC	189,600	385,963
Simon Property Group, Inc.	13,042	715,484

		$5,101,237

Food & Staples Retailing — 0.6%
FamilyMart Co., Ltd.	34,400	$617,683
Seven & i Holdings Co., Ltd.	44,200	1,459,700
Tesco PLC	890,919	2,515,979
Walmart, Inc.	5,517	626,842

		$5,220,204

Security	Shares	Value
Food Products — 3.5%
Mondelez International, Inc., Class A(1)	186,792	$9,354,543
Nestle SA(1)	203,470	20,828,773
Nissin Foods Holdings Co., Ltd.	11,700	970,946
Toyo Suisan Kaisha, Ltd.	5,000	241,663

		$31,395,925

Gas Utilities — 0.1%
Italgas SpA	35,014	$191,575
Snam SpA	175,073	800,135

		$991,710

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories(1)	97,371	$7,683,546
Olympus Corp.	27,600	397,862
Smith & Nephew PLC	40,000	704,660
Terumo Corp.	112,600	3,857,830

		$12,643,898

Health Care Providers & Services — 1.7%
CVS Health Corp.(1)	71,786	$4,259,064
McKesson Corp.(1)	16,774	2,268,851
UnitedHealth Group, Inc.(1)	34,811	8,681,167

		$15,209,082

Hotels, Restaurants & Leisure — 0.5%
Accor SA	26,214	$704,266
Six Flags Entertainment Corp.	29,121	365,177
Yum! Brands, Inc.(1)	42,716	2,927,328

		$3,996,771

Household Durables — 0.6%
Barratt Developments PLC(1)	263,198	$1,422,667
Casio Computer Co., Ltd.	63,200	884,247
Nikon Corp.	44,000	403,843
PulteGroup, Inc.	70,920	1,582,935
Sekisui Chemical Co., Ltd.	61,000	803,619

		$5,097,311

Household Products — 1.0%
Clorox Co. (The)(1)	13,090	$2,267,843
Henkel AG & Co. KGaA, PFC Shares	18,309	1,464,383
Kimberly-Clark Corp.	6,527	834,607
Procter & Gamble Co. (The)	4,074	448,140
Reckitt Benckiser Group PLC	28,566	2,176,032
Unicharm Corp.	35,200	1,317,671

		$8,508,676

Industrial Conglomerates — 1.9%
3M Co.(1)	18,736	$2,557,651
Honeywell International, Inc.(1)	31,549	4,220,941
Nisshinbo Holdings, Inc.	109,000	721,581
Siemens AG(1)	113,166	9,475,956

		$16,976,129

Security	Shares	Value
Insurance — 3.3%
Ageas	22,500	$937,619
Allianz SE(1)	61,906	10,542,431
Allstate Corp. (The)	14,927	1,369,254
Chubb, Ltd.	7,404	826,953
Cincinnati Financial Corp.	23,801	1,795,785
Hannover Rueck SE	7,000	988,439
Hartford Financial Services Group, Inc. (The)(1)	20,077	707,513
Legal & General Group PLC	250,000	590,675
Lincoln National Corp.	17,183	452,257
Marsh & McLennan Cos., Inc.(1)	31,342	2,709,829
MetLife, Inc.	27,893	852,689
MS&AD Insurance Group Holdings, Inc.	37,200	1,037,922
Principal Financial Group, Inc.	17,247	540,521
Prudential Financial, Inc.	13,233	689,969
Prudential PLC(1)	286,752	3,592,956
SCOR SE(1)	61,069	1,343,593

		$28,978,405

Interactive Media & Services — 5.5%
Alphabet, Inc., Class A(1)(2)	14,602	$16,966,794
Alphabet, Inc., Class C(1)(2)	12,338	14,346,750
Facebook, Inc., Class A(1)(2)	106,202	17,714,493

		$49,028,037

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)(2)	19,135	$37,307,892
Booking Holdings, Inc.(1)(2)	3,947	5,309,978
Ocado Group PLC(1)(2)	44,101	661,527

		$43,279,397

IT Services — 3.0%
Amadeus IT Group SA	51,489	$2,423,528
Atos SE	13,728	914,631
Capgemini SE(1)	34,597	2,891,004
Cognizant Technology Solutions Corp., Class A(1)	59,444	2,762,363
Fidelity National Information Services, Inc.(1)	44,273	5,385,368
Indra Sistemas SA(2)	58,122	473,280
Mastercard, Inc., Class A(1)	16,997	4,105,795
Nomura Research Institute, Ltd.	24,300	513,282
NTT Data Corp.	62,200	595,413
Obic Co., Ltd.	7,300	951,114
Otsuka Corp.	15,600	665,036
PayPal Holdings, Inc.(1)(2)	52,937	5,068,188
Perspecta, Inc.	2,147	39,161
Worldline SA(2)(3)	2,251	132,857

		$26,921,020

Leisure Products — 0.2%
Hasbro, Inc.	20,651	$1,477,579
Yamaha Corp.	6,800	263,537

		$1,741,116

Life Sciences Tools & Services — 0.6%
PerkinElmer, Inc.	6,547	$492,858

Security	Shares	Value
Thermo Fisher Scientific, Inc.(1)	17,359	$4,923,013

		$5,415,871

Machinery — 1.1%
Dover Corp.	7,424	$623,171
Ebara Corp.	25,500	479,645
FANUC Corp.	23,827	3,183,902
Kawasaki Heavy Industries, Ltd.	3,100	44,602
Komatsu, Ltd.	29,200	472,556
Makita Corp.	7,700	234,879
NSK, Ltd.	6,000	38,191
Parker-Hannifin Corp.	7,147	927,180
SMC Corp.	1,900	796,563
Snap-on, Inc.	6,143	668,481
Stanley Black & Decker, Inc.(1)	24,657	2,465,700

		$9,934,870

Media — 1.7%
Charter Communications, Inc., Class A(1)(2)	9,419	$4,109,604
Comcast Corp., Class A(1)	306,953	10,553,044
Hakuhodo DY Holdings, Inc.	20,900	210,880

		$14,873,528

Metals & Mining — 0.9%
Glencore PLC	1,472,251	$2,228,322
Mitsubishi Materials Corp.	5,100	104,260
Rio Tinto PLC(1)	127,078	5,825,541

		$8,158,123

Multi-Utilities — 1.2%
CMS Energy Corp.(1)	108,509	$6,374,904
Engie SA	212,752	2,178,675
NiSource, Inc.	42,420	1,059,228
Veolia Environnement SA	37,663	795,475

		$10,408,282

Multiline Retail — 0.4%
Next PLC(1)	41,584	$2,086,219
Target Corp.	15,229	1,415,840

		$3,502,059

Oil, Gas & Consumable Fuels — 2.4%
BP PLC(1)	343,796	$1,409,888
Chevron Corp.(1)	32,468	2,352,631
Eni SpA	26,016	258,533
Exxon Mobil Corp.	5,272	200,178
Idemitsu Kosan Co., Ltd.	16,200	369,744
Marathon Petroleum Corp.	27,916	659,376
Phillips 66(1)	36,105	1,937,033
Royal Dutch Shell PLC, Class A(1)	189,507	3,292,433
Royal Dutch Shell PLC, Class B	283,587	4,756,906
Total SA(1)	155,146	5,845,711

		$21,082,433

Security	Shares	Value
Paper & Forest Products — 0.1%
Mondi PLC	38,326	$646,775
Oji Holdings Corp.	13,000	69,110

		$715,885

Personal Products — 2.1%
Estee Lauder Cos., Inc. (The), Class A(1)	25,480	$4,059,983
Kao Corp.(1)	49,454	4,028,930
Unilever NV(1)	193,140	9,493,069
Unilever PLC	25,759	1,299,032

		$18,881,014

Pharmaceuticals — 8.4%
Astellas Pharma, Inc.	205,900	$3,172,375
AstraZeneca PLC(1)	97,424	8,680,371
Bayer AG(1)	32,735	1,875,664
Bristol-Myers Squibb Co.	37,686	2,100,618
Chugai Pharmaceutical Co., Ltd.	61,300	7,092,151
Eisai Co., Ltd.	13,646	998,169
Eli Lilly & Co.	13,232	1,835,543
Johnson & Johnson(1)	15,601	2,045,759
Merck & Co., Inc.(1)	103,665	7,975,985
Novartis AG(1)	154,782	12,769,326
Pfizer, Inc.	14,458	471,909
Roche Holding AG PC	50,591	16,277,242
Sanofi(1)	103,989	9,002,826
UCB SA	9,177	785,204

		$75,083,142

Professional Services — 0.6%
Equifax, Inc.	15,217	$1,817,671
Experian PLC	85,608	2,379,160
Recruit Holdings Co., Ltd.	12,500	322,891
Robert Half International, Inc.	30,884	1,165,871
Wolters Kluwer NV	961	68,145

		$5,753,738

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(2)	37,761	$1,423,967
Daito Trust Construction Co., Ltd.	6,300	585,040
Heiwa Real Estate Co., Ltd.	34,400	888,701
Sumitomo Realty & Development Co., Ltd.	23,000	561,610

		$3,459,318

Road & Rail — 1.1%
Central Japan Railway Co.	3,400	$544,922
CSX Corp.(1)	101,314	5,805,292
East Japan Railway Co.	2,900	219,444
Kansas City Southern	15,468	1,967,220
Keio Corp.	15,200	897,308

		$9,434,186

Semiconductors & Semiconductor Equipment — 5.2%
ASML Holding NV	28,290	$7,457,656
Infineon Technologies AG	90,000	1,299,217

Security	Shares	Value
Intel Corp.(1)	280,224	$15,165,723
Marvell Technology Group, Ltd.	84,177	1,904,926
Maxim Integrated Products, Inc.	18,000	874,980
NXP Semiconductors NV(1)	40,985	3,398,886
STMicroelectronics NV	35,000	752,380
Texas Instruments, Inc.(1)	89,785	8,972,215
Tokyo Electron, Ltd.	36,500	6,802,630

		$46,628,613

Software — 7.2%
Adobe, Inc.(1)(2)	13,000	$4,137,120
Citrix Systems, Inc.(1)	33,243	4,705,547
Dassault Systemes SE	6,700	978,140
Microsoft Corp.(1)	298,327	47,049,151
Oracle Corp.(1)	74,688	3,609,671
Sage Group PLC (The)	313,890	2,282,465
salesforce.com, inc.(2)	4,000	575,920
Trend Micro, Inc.	14,097	696,141

		$64,034,155

Specialty Retail — 2.3%
Fast Retailing Co., Ltd.	23,400	$9,548,180
Fnac Darty SA(2)	922	24,371
Home Depot, Inc. (The)(1)	21,311	3,978,977
Lowe’s Cos., Inc.(1)	44,810	3,855,900
Tiffany & Co.(1)	19,173	2,482,904
USS Co., Ltd.	27,200	372,979

		$20,263,311

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.(1)	170,296	$43,304,570
Canon, Inc.	4,600	99,962
Hewlett Packard Enterprise Co.	78,955	766,653
HP, Inc.	39,615	687,716

		$44,858,901

Textiles, Apparel & Luxury Goods — 2.7%
adidas AG	17,523	$3,890,584
Kering(1)	8,281	4,317,817
LVMH Moet Hennessy Louis Vuitton SE(1)	32,072	11,762,440
NIKE, Inc., Class B(1)	52,928	4,379,263

		$24,350,104

Tobacco — 1.2%
British American Tobacco PLC(1)	211,393	$7,201,158
Japan Tobacco, Inc.	76,500	1,414,997
Philip Morris International, Inc.(1)	31,523	2,299,918

		$10,916,073

Trading Companies & Distributors — 0.5%
Ferguson PLC	45,384	$2,806,204
Marubeni Corp.	20,000	99,261
Mitsubishi Corp.	29,500	623,991
Sumitomo Corp.	96,700	1,102,790

		$4,632,246

Security	Shares	Value
Transportation Infrastructure — 0.1%
Aeroports de Paris	6,667	$644,072

		$644,072

Wireless Telecommunication Services — 1.1%
KDDI Corp.	137,900	$4,073,371
SoftBank Group Corp.	158,196	5,600,515
Vodafone Group PLC	100,000	138,344

		$9,812,230

Total Common Stocks — 101.2% (identified cost $389,477,449)		$901,058,831

Total Investments — 101.2% (identified cost $389,477,449)		$901,058,831

Total Written Call Options — (2.3)% (premiums received $19,372,775)		$(20,441,117)

Other Assets, Less Liabilities — 1.1%		$9,846,564

Net Assets — 100.0%		$890,464,278

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $132,857 or less than 0.05% of the Fund’s net assets.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.6%	$500,781,946
Japan	11.3	101,875,426
United Kingdom	8.0	72,326,952
France	7.4	66,717,532
Switzerland	5.7	51,743,090
Germany	5.1	45,510,164
Netherlands	2.6	23,540,410
Spain	1.8	16,107,040
Ireland	1.3	11,628,708
Italy	0.8	6,929,020
Belgium	0.3	3,087,366
Denmark	0.1	811,177

Total Investments	100.0%	$901,058,831

Written Call Options — (2.3)%

Exchange-Traded Options — (2.3)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,320	EUR	36,787,080	EUR	3,450	4/3/20	$(32)
Dow Jones Euro Stoxx 50 Index	1,440	EUR	40,131,360	EUR	2,900	4/9/20	(454,898)
Dow Jones Euro Stoxx 50 Index	1,430	EUR	39,852,670	EUR	2,750	4/17/20	(1,948,158)
Dow Jones Euro Stoxx 50 Index	1,380	EUR	38,459,220	EUR	2,900	4/24/20	(957,340)
FTSE 100 Index	620	GBP	35,166,400	GBP	5,500	4/17/20	(2,341,608)
FTSE 100 Index	600	GBP	34,032,000	GBP	5,700	4/17/20	(1,369,910)
NASDAQ 100 Index	21	USD	16,408,350	USD	9,000	4/3/20	(1,995)
NASDAQ 100 Index	22	USD	17,189,700	USD	8,800	4/6/20	(4,620)
NASDAQ 100 Index	21	USD	16,408,350	USD	8,750	4/8/20	(10,658)
NASDAQ 100 Index	20	USD	15,627,000	USD	8,100	4/9/20	(225,400)
NASDAQ 100 Index	20	USD	15,627,000	USD	7,800	4/13/20	(559,500)
NASDAQ 100 Index	20	USD	15,627,000	USD	7,900	4/15/20	(483,000)
NASDAQ 100 Index	20	USD	15,627,000	USD	7,800	4/17/20	(629,900)
NASDAQ 100 Index	20	USD	15,627,000	USD	7,600	4/20/20	(924,000)
NASDAQ 100 Index	20	USD	15,627,000	USD	7,900	4/22/20	(591,900)
NASDAQ 100 Index	20	USD	15,627,000	USD	8,000	4/24/20	(521,200)
NASDAQ 100 Index	20	USD	15,627,000	USD	8,100	4/27/20	(433,300)
NASDAQ 100 Index	20	USD	15,627,000	USD	8,300	4/29/20	(304,300)
Nikkei 225 Index	140	JPY	2,648,381,400	JPY	21,625	4/3/20	(4,599)
Nikkei 225 Index	135	JPY	2,553,796,350	JPY	20,000	4/10/20	(288,452)
Nikkei 225 Index	140	JPY	2,648,381,400	JPY	18,500	4/17/20	(1,452,522)
Nikkei 225 Index	130	JPY	2,459,211,300	JPY	20,000	4/24/20	(498,857)
S&P 500 Index	96	USD	24,812,064	USD	3,025	4/6/20	(1,920)
S&P 500 Index	91	USD	23,519,769	USD	3,000	4/8/20	(3,185)
S&P 500 Index	86	USD	22,227,474	USD	2,850	4/9/20	(21,930)
S&P 500 Index	94	USD	24,295,146	USD	2,700	4/13/20	(291,400)
S&P 500 Index	93	USD	24,036,687	USD	2,600	4/15/20	(793,755)
S&P 500 Index	89	USD	23,002,851	USD	2,600	4/17/20	(825,920)
S&P 500 Index	91	USD	23,519,769	USD	2,525	4/20/20	(1,310,400)
S&P 500 Index	92	USD	23,778,228	USD	2,525	4/22/20	(1,387,360)
S&P 500 Index	89	USD	23,002,851	USD	2,700	4/24/20	(507,300)
S&P 500 Index	91	USD	23,519,769	USD	2,700	4/27/20	(549,640)
S&P 500 Index	90	USD	23,261,310	USD	2,750	4/29/20	(377,550)
SMI Index	370	CHF	34,454,104	CHF	9,800	4/17/20	(364,608)

Total							$(20,441,117)

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$82,811,187	$23,074,382	$—	$105,885,569
Consumer Discretionary	66,189,877	47,047,883	—	113,237,760
Consumer Staples	29,224,848	58,931,686	—	88,156,534
Energy	5,149,218	15,933,215	—	21,082,433
Financials	35,833,283	44,317,303	—	80,150,586
Health Care	64,636,345	65,613,680	—	130,250,025
Industrials	33,819,119	48,319,147	—	82,138,266
Information Technology	164,327,795	40,394,714	—	204,722,509
Materials	7,199,232	35,659,682	—	42,858,914
Real Estate	6,013,877	2,546,678	—	8,560,555
Utilities	8,976,051	15,039,629	—	24,015,680
Total Common Stocks	$504,180,832	$396,877,999 *	$—	$901,058,831
Total Investments	$504,180,832	$396,877,999	$—	$901,058,831

Liability Description
Written Call Options	$(10,760,133)	$(9,680,984)	$—	$(20,441,117)
Total	$(10,760,133)	$(9,680,984)	$—	$(20,441,117)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.